Average Annual Total Returns{- Fidelity® Massachusetts Municipal Income Fund} - 01.31 Fidelity Massachusetts Municipal Funds Retail Combo PRO-10 - Fidelity® Massachusetts Municipal Income Fund	Fidelity Massachusetts Municipal Income Fund-Default Return Before Taxes Past 1 year	Fidelity Massachusetts Municipal Income Fund-Default Return Before Taxes Past 5 years	Fidelity Massachusetts Municipal Income Fund-Default Return Before Taxes Past 10 years	Fidelity Massachusetts Municipal Income Fund-Default After Taxes on Distributions Past 1 year	Fidelity Massachusetts Municipal Income Fund-Default After Taxes on Distributions Past 5 years	Fidelity Massachusetts Municipal Income Fund-Default After Taxes on Distributions Past 10 years	Fidelity Massachusetts Municipal Income Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Massachusetts Municipal Income Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Massachusetts Municipal Income Fund-Default After Taxes on Distributions and Sales Past 10 years	LB015 Past 1 year	LB015 Past 5 years	LB015 Past 10 years	IXYHY Past 1 year	IXYHY Past 5 years	IXYHY Past 10 years
Total	4.44%	3.38%	4.36%	4.40%	3.28%	4.27%	3.60%	3.20%	4.10%	5.21%	3.91%	4.63%	5.25%	3.77%	4.77%